Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK STRATEGIC SERIES
Entity Central Index Key	0000792858
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000001863 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class A
Trading Symbol	JHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class A/JHFIX)	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class A/JHFIX) returned 5.94% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class A/JHFIX)	1.71%	0.82%	1.67%
Income Fund (Class A/JHFIX)—excluding sales charge	5.94%	1.66%	2.08%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,701,662,043
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 5,931,604
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001865 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class C
Trading Symbol	JSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class C/JSTCX)	$157	1.53%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class C/JSTCX) returned 5.21% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class C/JSTCX)	4.21%	0.95%	1.37%
Income Fund (Class C/JSTCX)—excluding sales charge	5.21%	0.95%	1.37%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,701,662,043
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 5,931,604
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001866 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class I
Trading Symbol	JSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class I/JSTIX)	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class I/JSTIX) returned 6.08% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class I/JSTIX)	6.08%	1.99%	2.38%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,701,662,043
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 5,931,604
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000113489 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R2
Trading Symbol	JSNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R2/JSNSX)	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R2/JSNSX) returned 5.67% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R2/JSNSX)	5.67%	1.56%	1.97%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,701,662,043
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 5,931,604
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078712 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R4
Trading Symbol	JSNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R4/JSNFX)	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R4/JSNFX) returned 6.11% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R4/JSNFX)	6.11%	1.82%	2.22%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,701,662,043
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 5,931,604
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078713 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R5
Trading Symbol	JSNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R5/JSNVX)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R5/JSNVX) returned 6.14% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R5/JSNVX)	6.14%	2.02%	2.44%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,701,662,043
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 5,931,604
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106430 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Income Fund
Class Name	Class R6
Trading Symbol	JSNWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Income Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Income Fund (Class R6/JSNWX)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Income Fund (Class R6/JSNWX) returned 6.38% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included a broad decline in bond yields, fueled by decelerating inflation and three short-term interest rate cuts by the U.S. Federal Reserve, and the strong performance of high-yield corporate bonds.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest-rate sensitivity) | Falling bond yields around the globe led to rising bond prices.
Convertible bonds | A small position in corporate debt that may be converted into equity shares at a future date contributed the most to performance from a sector perspective.
Corporate debt | High-yield and investment-grade corporate bonds, along with bank loans, represented more than a third of the portfolio on average and were among the top performers in the fund.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | A long position in the Mexican peso and short positions in the euro and Singapore dollar detracted from performance.
Longer-term bonds | Long-term bonds were the only maturity segment where bond yields rose during the period, putting downward pressure on their prices and detracting from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Income Fund (Class R6/JSNWX)	6.38%	2.11%	2.49%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,701,662,043
Holdings Count | Holding	542
Advisory Fees Paid, Amount	$ 5,931,604
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,701,662,043
Total number of portfolio holdings	542
Total advisory fees paid (net)	$5,931,604
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	41.9%
Foreign government obligations	25.3%
U.S. Government	7.4%
U.S. Government Agency	7.3%
Term loans	7.2%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	2.5%
Convertible bonds	1.5%
Asset-backed securities	1.4%
Preferred securities	0.8%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000212730 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
Class Name	Investment-Grade Corporate Bond Portfolio
Trading Symbol	JMABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment-Grade Corporate Bond Portfolio/JMABX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX) returned 6.82% for the year ended May 31, 2025. Corporate bonds produced solid gains in the annual period, with the benefit of income offsetting a small increase in yield spreads. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. However, corporates experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Banking | Holdings in this industry group made the largest contribution to absolute performance, with Citizens Financial Group, Inc. and Truist Financial Corp. being meaningful contributors.
Midstream energy | Enbridge, Inc. was a leading contributor in the industry and the fund as a whole. In addition to energy, holdings in the utilities, information technology, and financials industries also helped results.
Additional security contributors | The fund’s position in the bonds of General Motors Financial, the auto-financing arm of General Motors, was another top contributor at the individual security level. The bonds of the energy producer Antero Resources Corp. also aided returns, as did AT&T, Inc.
TOP PERFORMANCE DETRACTORS
Integrated energy and communication services | Holdings in these industries detracted from fund performance, albeit with minor impacts due to their small portfolio weightings.
Individual security detractors | Positions in Occidental Petroleum Corp. and Viatris, Inc. detracted.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Investment-Grade Corporate Bond Portfolio (Investment-Grade Corporate Bond Portfolio/JMABX)	6.82%	2.12%	2.43%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.55%
Bloomberg U.S. Corporate Bond Index	5.61%	0.16%	1.34%

Performance Inception Date	Jul. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 402,286,912
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$402,286,912
Total number of portfolio holdings	275
Total advisory fees paid (net)	$0
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Financials	30.8%
Energy	16.2%
Health care	9.4%
Utilities	9.3%
Industrials	8.4%
Information technology	7.8%
Real estate	5.8%
Communication services	4.5%
Consumer staples	2.8%
Consumer discretionary	2.4%
Materials	1.0%
Municipal bonds	0.1%
Short-term investments and other	1.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000212731 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Class Name	Non-Investment-Grade Corporate Bond Portfolio
Trading Symbol	JMADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Corporate Bond Portfolio/JMADX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX) returned 7.44% for the year ended May 31, 2025. High-yield bonds delivered strong total returns in the annual period, with the benefit of income offsetting a small increase in yield spreads. The category was helped by the combination of steady economic growth, positive corporate earnings, and accommodative U.S. Federal Reserve policy. However, high-yield debt experienced meaningful volatility in March and April 2025 due to uncertainty related to U.S. trade policy.
TOP PERFORMANCE CONTRIBUTORS
Energy | Holdings in this industry group made the largest contribution to absolute performance, led by New Zealand-based Genesis Energy LP.
Other leading industries | In banking, British financial giant Barclays PLC was the leading contributor in the industry. Holdings in the utilities industry also helped results.
Individual security contributors | The fund’s position in the bonds of the U.S. casino operator Mohegan Tribal Gaming Authority was a key contributor to performance at the individual security level. Parkland Corp. and Asbury Automotive Group, Inc. aided returns as well.
TOP PERFORMANCE DETRACTORS
Sectors | Specialty retail was one of the few sectors in which the fund’s holdings suffered negative returns. Saks Global Enterprises LLC and The Michaels Companies, Inc. were the largest individual detractors in the sector. The fund’s allocation to refining was also a modest detractor.
Additional security detractors | Liberty Communications Puerto Rico was also a notable detractor, as were Vital Energy, Inc. and the midstream energy operator Venture Global LNG, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (Non-Investment-Grade Corporate Bond Portfolio/JMADX)	7.44%	5.06%	3.63%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.55%
ICE BofA U.S. High Yield Index	9.28%	5.82%	4.52%

Performance Inception Date	Jul. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 136,322,130
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$136,322,130
Total number of portfolio holdings	186
Total advisory fees paid (net)	$0
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Sector Composition
Energy	18.5%
Consumer discretionary	17.9%
Industrials	13.2%
Financials	12.0%
Communication services	9.0%
Utilities	8.9%
Materials	8.2%
Health care	3.3%
Real estate	2.3%
Consumer staples	2.0%
Information technology	1.6%
Asset-backed securities	0.3%
Short-term investments and other	2.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000212732 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Securitized Debt Portfolio
Class Name	Securitized Debt Portfolio
Trading Symbol	JMAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Securitized Debt Portfolio (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Securitized Debt Portfolio/JMAEX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX) returned 7.44% for the year ended May 31, 2025. Securitized assets produced strong total returns and outpaced the broader investment-grade market in the annual period. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve, supporting the returns for higher-yielding segments of the bond market.
TOP PERFORMANCE CONTRIBUTORS
Asset-backed securities (ABS) | The fund’s allocation to this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Commercial mortgage-backed securities and non-agency mortgage-backed securities | These categories also helped results, but to a lesser extent than ABS due to their smaller allocations.
TOP PERFORMANCE DETRACTORS
A small number of individual securities | Although many of the fund’s holdings registered positive absolute returns, certain holdings finished with losses. A position in Compass Datacenters LLC, an asset-backed security, was the largest individual detractor.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Managed Account Shares Securitized Debt Portfolio (Securitized Debt Portfolio/JMAEX)	7.44%	2.68%	2.67%
Bloomberg U.S. Aggregate Bond Index	5.46%	(0.90)%	0.55%
Bloomberg U.S. Securitized MBS ABS CMBS Index	5.97%	(0.81)%	0.24%

Performance Inception Date	Jul. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 205,844,955
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$205,844,955
Total number of portfolio holdings	259
Total advisory fees paid (net)	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Asset-backed securities	61.5%
Collateralized mortgage obligations – Commercial and residential	29.9%
Collateralized mortgage obligations – U.S. Government Agency	7.8%
Short-term investments and other	0.8%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000238026 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Class Name	Non-Investment-Grade Municipal Bond Portfolio
Trading Symbol	JHFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Non-Investment-Grade Municipal Bond Portfolio/JHFMX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX) returned 0.99% for the year ended May 31, 2025. Municipal bonds posted positive absolute returns in the annual period, with the contribution from income outweighing the effect of mixed price action. The category lagged the broader fixed-income market due in part to a high level of new-issue supply. In addition, the asset class experienced elevated volatility in early 2025 after the protectionist shift in U.S. trade policy began to fuel concerns about the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Charter schools | The fund’s holdings in this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Hospitals | This sector also made a positive contribution to performance, as did holdings in tax increment finance and special assessment securities.
Strong performing individual securities | Ohio Air Quality Development Authority was a top contributor, as was Florida Development Finance Corp.
TOP PERFORMANCE DETRACTORS
Resource recovery and economic / industrial development bonds | These two categories were the most significant detractors from absolute performance.
Specific securities | Indiana Finance Authority and Polk County Industrial Development Authority were meaningful detractors from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (Non-Investment-Grade Municipal Bond Portfolio/JHFMX)	0.99%	4.00%
Bloomberg Municipal Bond Index	2.03%	1.59%
Bloomberg High Yield Municipal Bond Index	3.64%	4.26%

Performance Inception Date	Feb. 08, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,660,971
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$19,660,971
Total number of portfolio holdings	101
Total advisory fees paid (net)	$0
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	4.7%
Revenue bonds	93.1%
Development	21.7%
Education	19.1%
Health care	17.4%
Other revenue	15.7%
Airport	4.8%
Transportation	4.7%
Housing	4.4%
Tobacco	3.9%
Water and sewer	1.2%
Pollution	0.2%
Short-term investments and other	2.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000247081 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Managed Account Shares Bond Completion Portfolio
Class Name	Bond Completion Portfolio
Trading Symbol	JHBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Managed Account Shares Bond Completion Portfolio (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-247-0278.
Additional Information Phone Number	800-247-0278
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Completion Portfolio/JHBMX	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Account Shares Bond Completion Portfolio (Bond Completion Portfolio/JHBMX) returned 5.65% for the period ended May 31, 2025. The U.S. bond market produced broad-based gains in the annual period, with positive price performance augmenting the contribution from income. Investors were cheered by the backdrop of falling inflation, moderate economic growth, and interest rate cuts by the U.S. Federal Reserve. Credit-oriented market segments generally outperformed, reflecting a hearty appetite for risk among market participants.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | The fund’s holdings in this area made the largest contribution to absolute performance due to the combination of positive total returns and a sizable portfolio weighting.
Investment-grade corporates | This segment of the fund also made a meaningful contribution, led by Dominion Energy, Inc. and Morgan Stanley.
U.S. Treasuries | Positions in intermediate-term U.S. government debt also contributed.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of positive performance for the fund and the bond market as a whole, substantially all holdings delivered positive returns with few exceptions.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Managed Account Shares Bond Completion Portfolio (Bond Completion Portfolio/JHBMX)	5.65%	2.60%
Bloomberg U.S. Aggregate Bond Index	5.46%	3.16%

Performance Inception Date	Dec. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,052,641
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,052,641
Total number of portfolio holdings	21
Total advisory fees paid (net)	$0
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Sector Composition
U.S. Government Agency	57.5%
U.S. Government	25.9%
Financials	6.9%
Health care	2.4%
Information technology	1.6%
Utilities	1.6%
Communication services	1.6%
Short-term investments	2.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.